Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding beginning balance	5,421,715
Number of Shares, Granted	4,877,710
Number of Shares, Expired	(260,722)
Number of Shares, Canceled or Forfeited	(1,867,539)
Number of Shares, Outstanding ending balance	8,171,164	5,421,715
Number of Shares, Exercisable as of September 30, 2022	1,776,269
Number of Shares, Vested and expected to vest as of September 30, 2022	8,171,164
Weighted Average Exercise Price, Outstanding beginning balance	$ 9.23
Weighted Average Exercise Price, Granted	1.30
Weighted Average Exercise Price, Expired	16.17
Weighted Average Exercise Price, Canceled or Forfeited	8.23
Weighted Average Exercise Price, Outstanding ending balance	5.25	$ 9.23
Weighted Average Exercise Price, Exercisable as of September 30, 2022	14.41
Weighted Average Exercise Price, Vested and expected to vest as of September 30, 2022	$ 5.25
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 7 months 9 days	8 years 4 months 13 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of September 30, 2022	8 years 7 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 10	$ 1,485
Aggregate Intrinsic Value, Vested and expected to vest as of September 30, 2022	$ 10